Deferred Revenues (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income including contract liabilities [abstract]
Deferred Revenue, Beginning Balance	₩ 10,356,555	₩ 9,868,189
Increase	1,330,129	1,149,578
Recognized as revenue	(711,839)	(661,212)
Deferred Revenue, Ending Balance	₩ 10,974,845	₩ 10,356,555